Intangible Assets (Details) - Schedule Additions to Intangible Assets for Cash Flow Presentation Purpose are as Follows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Additions to Intangible Assets for Cash Flow Presentation Purpose are as Follows [Line Items]
Additions	$ 222	$ 3,157	$ 854
Financing of intangible assets – Additions	(175)	(3,130)
Financing of intangible assets – Payments	122	609
Total	$ 169	$ 636	$ 854